Securities sold under repurchase agreements and interbank and institutional market funds	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Securities sold under repurchase agreements and interbank and institutional market funds

Note 17 - Securities sold under repurchase agreements and interbank and institutional market funds

a) Securities sold under repurchase agreements

	Interest rate (p.a.)	12/31/2024			12/31/2023
		Current	Non-current	Total	Current	Non-current	Total
Assets pledged as collateral		168,870	2	168,872	159,712	7	159,719
Government securities	11.8% to 12.15%	126,565	-	126,565	128,600	-	128,600
Corporate securities	40% to 100% of CDI	41,275	-	41,275	30,714	-	30,714
Own issue	10.88% to 13.8%	-	2	2	1	7	8
Foreign	3.4% to 7.9%	1,030	-	1,030	397	-	397
Assets received as collateral	11.8% to 12.15%	118,867	-	118,867	127,437	-	127,437
Right to sell or repledge the collateral	0.12% to 13.65%	57,896	43,152	101,048	44,256	31,374	75,630
Total		345,633	43,154	388,787	331,405	31,381	362,786

b) Interbank market funds

	Interest rate (p.a.)	12/31/2024			12/31/2023
		Current	Non-current	Total	Current	Non-current	Total
Financial bills	4.43% to 15.06%	23,878	46,205	70,083	38,061	43,136	81,197
Real estate credit bills	7% to 13%	36,871	15,241	52,112	28,476	20,479	48,955
Rural credit bills	5% to 13.72%	34,803	14,941	49,744	17,037	22,035	39,072
Guaranteed real estate bills	5.11% to 14%	13,252	51,239	64,491	6,131	53,059	59,190
Import and export financing	0% to 10.20%	102,796	15,125	117,921	81,594	5,550	87,144
Onlending domestic	0% to 18%	6,538	11,405	17,943	4,472	8,615	13,087
Total		218,138	154,156	372,294	175,771	152,874	328,645

Funding for import and export financing represents credit facilities available for financing of imports and exports of Brazilian companies, in general denominated in foreign currency.

c) Institutional market funds

	Interest rate (p.a.)	12/31/2024			12/31/2023
		Current	Non-current	Total	Current	Non-current	Total
Subordinated debt	IPCA to 100% of CDI	27	45,197	45,224	836	45,841	46,677
Foreign loans through securities	0.09% to 5.61%	14,166	61,746	75,912	9,442	53,250	62,692
Funding from structured operations certificates	5.39% to 19.88%	2,840	16,571	19,411	975	9,247	10,222
Total		17,033	123,514	140,547	11,253	108,338	119,591

The fair value of Funding from structured operations certificates is R$ 21,280 (R$ 11,448 at 12/31/2023).

d) Subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2024	12/31/2023

Subordinated financial bills - BRL
	2,146	2019	Perpetual	114% of SELIC	1,294	2,237
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	1,033	1,052
	50	2019	2028	CDI + 0.72%	-	71
	2,281	2019	2029	CDI + 0.75%	-	3,227
	450	2020	2029	CDI + 1.85%	715	633
	106	2020	2030	IPCA + 4.64%	166	151
	1,556	2020	2030	CDI + 2%	2,486	2,199
	5,488	2021	2031	CDI + 2%	8,443	7,469
	1,005	2022	Perpetual	CDI + 2.4%	1,027	1,029
	1,161	2023	2034	102% of CDI	1,198	1,141
	108	2023	2034	CDI + 0.2%	112	107
	122	2023	2034	10.63%	126	121
	700	2023	Perpetual	CDI + 1.9%	712	713
	107	2023	2034	IPCA + 5.48%	114	106
	530	2024	2034	100% of CDI	541	-
	3,100	2024	2034	CDI + 0.65%	3,226	-
	1,000	2024	Perpetual	CDI + 0.9%	1,033	-
	2,830	2024	Perpetual	CDI + 1.1%	2,834	-
	470	2024	2039	102% of CDI	481	-
				Total	25,541	20,256

Subordinated euronotes - USD
	1,250	2017	Perpetual	7.72%	-	6,042
	750	2018	Perpetual	7.86%	4,746	3,709
	750	2019	2029	4.50%	-	3,640
	700	2020	Perpetual	4.63%	4,404	3,441
	501	2021	2031	3.88%	3,080	2,430
				Total	12,230	19,262

Subordinated bonds - CLP
	180,351	2008	2033	3.50% to 4.92%	1,578	1,366
	97,962	2009	2035	4.75%	1,248	1,060
	1,060,250	2010	2032	4.35%	124	105
	1,060,250	2010	2035	3.90% to 3.96%	286	242
	1,060,250	2010	2036	4.48%	1,363	1,152
	1,060,250	2010	2038	3.93%	993	839
	1,060,250	2010	2040	4.15% to 4.29%	765	647
	1,060,250	2010	2042	4.45%	373	315
	57,168	2014	2034	3.80%	488	412
				Total	7,218	6,138

Subordinated bonds - COP
	146,000	2013	2028	IPC + 2%	208	186
	780,392	2014	2024	LIB	-	835
				Total	208	1,021

Subordinated bonds - USD
	172	2023	2024	8.90%	22	-
	878	2024	2024	7.18%	5	-
				Total	27	-

Total					45,224	46,677